Consolidated balance sheets - EUR (€) € in Thousands	Sep. 30, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents	€ 965,054	€ 2,145,632
Trade accounts and other receivables	3,511,120	3,337,706
Accounts receivable from related parties	78,554	92,662
Inventories	1,721,090	1,466,803
Other current assets	955,236	804,083
Total current assets	7,231,054	7,846,886
Property, plant and equipment	4,147,890	3,836,010
Right-of-use assets	4,343,308
Intangible assets	1,525,179	681,331
Goodwill	14,121,321	12,209,606
Deferred taxes assets	348,087	345,686
Investment in equity method investees	682,617	649,780
Other non-current assets	769,947	672,969
Total non-current assets	25,938,349	18,395,382
Total assets	33,169,403	26,242,268
Liabilities
Accounts payable	654,602	641,271
Accounts payable to related parties	255,242	153,781
Current provisions and other current liabilities	2,836,456	2,904,288
Short-term debt	1,565,779	1,205,294
Short-term debt from related parties	357,900	188,900
Current portion of long-term debt	970,917	1,106,519
Current portion of long-term lease liabilities	628,297
Current portion of long-term lease liabilities from related parties	16,427
Income tax payable	93,060	68,229
Total current liabilities	7,378,680	6,268,282
Long-term debt, less current portion	6,085,840	5,045,515
Long-term lease liabilities, less current portion	3,935,599
Long-term lease liabilities from related parties, less current portion	108,436
Non-current provisions and other non-current liabilities	686,911	750,738
Pension liabilities	587,978	551,930
Income tax payable	87,912	97,324
Deferred taxes	754,627	626,521
Total non-current liabilities	12,247,303	7,072,028
Total liabilities	19,625,983	13,340,310
Shareholders' equity
Ordinary shares, no par value, 1.00 nominal value, 374,165,226 shares authorized, 304,356,545 issued and 300,359,593 outstanding as of September 30, 2019 and 384,822,972 shares authorized, 307,878,652 issued and 306,878,701 outstanding as of December 31, 2018	304,357	307,879
Treasury stock, at cost	(239,105)	(50,993)
Additional paid-in capital	3,614,579	3,873,345
Retained earnings	9,211,339	8,831,930
Accumulated other comprehensive income (loss)	(614,258)	(1,203,750)
Total FMC-AG & Co. KGaA shareholders' equity	12,276,912	11,758,411
Noncontrolling interests	1,266,508	1,143,547
Total equity	13,543,420	12,901,958
Total liabilities and equity	€ 33,169,403	€ 26,242,268